Other assets and other liabilities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other assets
Prepaid commissions	$ 10,193	$ 10,357
Accounts receivable	1,749	1,260
Equity investment in a private fund (at cost)	961	1,415
Other	1,677	5,380
Other Assets	14,580	18,412	10,953
Other liabilities
Accruals and provisions	20,345	14,773
Accounts payable	6,045	5,417
Other	1,958	2,378
Other Liabilities	$ 28,348	$ 22,568